Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Number of Shares
Beginning Balance	3,376	3,860	3,876
Granted	0	515	1,563
Exercised	(66)	(279)	(92)
Forfeited	(2,272)	(720)	(1,487)
Ending Balance	1,039	3,376	3,860	3,876
Vested and expected to vest in the future at end of period	987
Exercisable at end of period	632
Available for grant at end of period	3,381
Weighted Average Exercise Price
Beginning Balance	$ 17.91	$ 18.76	$ 21.02
Granted	$ 0.00	$ 11.64	$ 15.70
Exercised	$ 15.71	$ 12.20	$ 11.89
Forfeited	$ 16.95	$ 20.19	$ 21.86
Ending Balance	$ 20.14	$ 17.91	$ 18.76	$ 21.02
Vested and expected to vest in the future at end of period	$ 20.37
Exercisable at end of period	$ 23.17
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term	4 years 6 months 11 days	6 years 2 months 27 days	5 years 8 months 12 days	3 years 4 months 24 days
Vested and expected to vest in the future at end of period	4 years 4 months 13 days
Exercisable at end of period	2 years 6 months 22 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 725	$ 7,331	$ 574
Vested and expected to vest in the future at end of period	679
Exercisable at end of period	$ 218